UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

 (Address of principal executive offices)(Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

With copy to:

Leslie Cruz, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant's telephone number, including area code: (800) 746-33212

Date of fiscal year end: April 30

Date of reporting period: October 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Croft Value Fund

Class I Shares (CIVFX)

Class R Shares (CLVFX)

&

Croft Income Fund (CLINX)

 SEMI-ANNUAL REPORT

OCTOBER 31, 2013

(UNAUDITED)

CROFT VALUE FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Real Estate Investment Trusts 1.11%
Basic Materials 15.63%
Cash Equivalent 5.84%
Consumer Goods 13.74%
Financial 16.68%
Utilities 0.22%
Healthcare 11.39%
Industrial Goods 17.97%
Services 11.78%
Technology 5.64%

CROFT INCOME FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the investment grade as a percentage of the portfolio of investments.

* Investment Grade are those considered by Moody to be Baa3 or higher or by Standard and Poor to be BBB- or higher.

	Croft Value Fund
	Schedule of Investments
	October 31, 2013 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 93.24%

Agricultural - 1.18%
14,314	Monsanto Co.	$ 1,501,252
11,433	Potash Corp. of Saskatchewan, Inc.	355,566
		1,856,818
Autos & Automotive Products - 2.90%
67,984	Dana Holding Corp.	1,332,486
76,528	Ford Motor Co.	1,309,394
23,552	Harman International Industries, Inc.	1,908,183
		4,550,063
Banks, S&L's and Brokers - 1.67%
53,661	Citigroup, Inc.	2,617,584

Building & Construction - 3.52%
30,403	Jacobs Engineering Group, Inc. *	1,849,111
32,737	Lennar Corp. Class A	1,163,800
82,947	Quanta Services, Inc. *	2,505,829
		5,518,740
Business Services - 0.89%
31,062	Akamai Technologies, Inc. *	1,390,180

Capital Equipment - 5.85%
25,181	Caterpillar, Inc.	2,099,088
24,636	Deere & Co.	2,016,210
27,053	Flowserve Corp.	1,879,372
17,532	United Technologies Corp.	1,862,775
38,104	Xylem, Inc.	1,314,588
		9,172,033
Chemicals - 0.79%
16,625	LyondellBasell Industries NV - Class A	1,240,225

Consumer Cyclicals - 1.13%
12,103	Whirlpool Corp.	1,767,159

Consumer Non-Durables - 4.73%
45,586	Philip Morris International, Inc.	4,062,624
41,646	Procter & Gamble Co.	3,362,914
		7,425,538
Consumer Services - 0.70%
25,455	The ADT Corp.	1,103,983

Containers & Paper - 3.58%
59,835	International Paper Co.	2,669,239
97,863	Sealed Air Corp.	2,953,505
		5,622,744
Crude Petroleum & Natural Gas - 1.56%
38,615	Devon Energy Corp.	2,441,240

Financial Services - 3.09%
57,613	Invesco Ltd.	1,944,439
39,414	PNC Financial Services Group	2,898,111
		4,842,550
Food & Drug Producers - 1.42%
66,341	Mondelez International, Inc.	2,232,375

Forest Products - 4.63%
56,014	Plum Creek Timber Co., Inc.	2,543,036
155,330	Weyerhaeuser Co.	4,724,362
		7,267,398
Healthcare - 5.35%
18,842	Edwards Lifesciences Corp. *	1,228,310
46,351	Express Scripts Holding Co. *	2,897,865
66,442	Hologic, Inc. *	1,486,640
40,809	UnitedHealth Group, Inc.	2,785,622
		8,398,437
Industrial Goods - 2.02%
75,032	Allegheny Technologies, Inc.	2,483,559
4,916	Valmont Industries, Inc.	690,698
		3,174,257
Insurance Agents & Brokers - 1.57%
53,907	Marsh & McLennan Companies, Inc.	2,468,941

Life Insurance - 4.80%
75,232	MetLife, Inc.	3,559,226
48,727	Prudential Financial, Inc.	3,965,891
		7,525,117
Media & Entertainment - 4.61%
78,276	Arris Group, Inc. *	1,396,835
38,155	Liberty Interactive Corp. Class A *	1,028,659
136,684	News Corp. Class A *	2,404,955
70,276	Twenty-First Century Fox, Inc.	2,395,076
		7,225,525
Metals & Mining - 0.81%
34,380	Freeport McMoran Copper & Gold, Inc.	1,263,809

Multi-Industry - 4.14%
132,439	General Electric Co.	3,461,956
17,223	Honeywell International, Inc.	1,493,751
41,992	Tyco International, Inc.	1,534,808
		6,490,515
Natural Gas - 6.72%
24,594	Apache Corp.	2,183,947
29,153	National Fuel Gas Co.	2,085,897
32,973	QEP Resources, Inc.	1,090,087
37,991	Southwestern Energy Co. *	1,414,025
105,444	Williams Companies, Inc.	3,765,405
		10,539,361
Oil - 1.10%
15,000	Cobalt International Energy, Inc. *	348,150
35,543	Crescent Point Energy Corp.	1,379,672
		1,727,822
Pharmaceuticals - 6.06%
34,541	Johnson & Johnson	3,198,842
60,788	Mylan, Inc. *	2,301,738
103,381	Pfizer, Inc.	3,172,246
26,453	Zoetis, Inc.	837,502
		9,510,328
Property & Casualty Insurance - 5.59%
78,768	Allstate Corp.	4,179,430
48,087	Ace Ltd.	4,589,423
		8,768,853
Retail Stores - 1.07%
33,856	Lowes Companies, Inc.	1,685,352

Specialty Chemicals - 2.83%
60,936	FMC Corp.	4,433,703

Technology - 4.57%
24,623	Altera Corp.	827,456
42,286	EMC Corp.	1,017,866
49,313	CDW Corp. *	1,084,393
20,626	Power Integrations, Inc.	1,181,499
107,120	Trimble Navigation Ltd. *	3,055,598
		7,166,812
Telecommunications - 2.14%
38,481	SBA Communications, Inc. Class A *	3,362,855

Transportation - 2.00%
23,961	Norfolk Southern Corp.	2,061,125
52,982	XPO Logistics, Inc. *	1,069,177
		3,130,302
Utilities - 0.22%
4,152	NextEra Energy, Inc.	351,882

TOTAL FOR COMMON STOCKS (Cost $92,001,168) - 93.24%		$ 146,272,501

REAL ESTATE INVESTMENT TRUSTS - 1.11%
21,872	American Tower Corp. Class A	1,735,543

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,677,681) - 1.11%		$ 1,735,543

SHORT TERM INVESTMENTS - 5.84%
9,161,362	Invesco Short Term Investment Treasury Fund 0.02% **	9,161,362

TOTAL FOR SHORT TERM INVESTMENTS (Cost $9,161,362) - 5.84%		$ 9,161,362

TOTAL INVESTMENTS (Cost $102,840,211) - 100.19%		$ 157,169,406

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.19)%		(302,715)

NET ASSETS - 100.00%		$ 156,866,691

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2013.
The accompanying notes are an integral part of these financial statements.

	Croft Income Fund
	Schedule of Investments
	October 31, 2013 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS (a) - 61.18%

Aircraft & Parts - 1.33%
180,000	Triumph Group, Inc., 8.625%, 7/15/18	$ 195,300

Building Materials & Housing - 2.13%
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	125,381
180,000	Lennar Corp., 4.75%, 12/15/17	189,000
		314,381
Business Equipment - 3.07%
45,000	Hewlett-Packard Co., 6.125%, 3/1/14	45,768
100,000	IBM Corp., 5.70%, 9/14/17	116,295
160,000	Pitney Bowes, Inc., 4.75%, 5/15/18	169,054
105,000	United Technologies Corp., 5.375%, 12/15/17	120,976
		452,093
Business Services - 2.17%
150,000	Simon Property Group, 6.75%, 5/15/14	152,538
145,000	United Parcel Services, 5.5%, 1/15/18	166,951
		319,489
Capital Goods - 1.03%
150,000	Caterpillar, Inc., 7.00%, 12/15/13	151,107

Chemicals - 1.20%
150,000	DuPont EI De Nemours, 6.00% 7/15/18	177,558

Electric & Gas Utilities - 2.92%
150,000	AES Corp., 7.75%, 3/1/14	71,400
160,000	Duke Energy Corp., 6.30%, 2/1/14	162,181
185,000	Exelon Corp., 4.90%, 6/15/15	196,019
		429,600
Electronic Instruments and Controls - 0.31%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	45,947

Energy and Energy Services - 8.41%
120,000	Anadarko Petroleum Corp., 7.625%, 3/15/14	122,920
100,000	Baker Hughes, Inc., 7.50%, 11/15/18	125,578
100,000	BP Capital Markets Plc, 3.125%, 10/1/15	104,607
8,000	ConocoPhillips Corp., 4.75%, 2/1/14	8,083
100,000	ConocoPhillips Corp., 5.20%, 5/15/18	114,434
150,000	Consol Energy, Inc., 8.00%, 4/1/17	159,000
160,000	Occidental Petroleum Corp., 1.75%, 2/15/17	162,297
100,000	Shell International Finance BV, 4.00%, 3/21/14	101,383
185,000	Sunoco, Inc., 4.875%, 10/15/14	191,658
140,000	Whiting Petroleum Corp., 6.50%, 10/1/18	149,100
		1,239,060
Financial Services - 9.92%
145,000	Allstate Corp., 6.20%, 5/16/14	149,362
130,000	American Express Credit Co., 5.125%, 8/25/14	134,912
75,000	Berkshire Hathaway Financial Corp., 1.6%, 5/15/17	75,615
165,000	CB Richard Ellis Service, Inc., 6.625%, 10/15/20	177,787
165,000	Deere Capital Corp., 2.0%, 1/13/17	169,582
200,000	Ford Motor Credit Co., LLC, 2.75%, 5/15/15	205,302
150,000	JP Morgan Chase & Co., 4.65%, 6/1/14	153,730
60,000	JP Morgan Chase & Co., 5.875%, 6/13/16	67,081
57,000	Marsh & McLennan Co., 5.75%, 9/15/15	61,949
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	162,716
100,000	PNC Funding Corp., 3.625%, 2/8/15	103,635
		1,461,671
Food & Drug Producers - 3.81%
150,000	Anheuser-Busch InBev SA/NV, 4.125%, 1/15/15	156,417
100,000	Archer-Daniels Midland Co., 5.45%, 3/15/18	115,373
70,000	Bunge, Ltd., 5.35%, 4/15/14	71,398
100,000	GlaxoSmithKline PLC., 4.375%, 4/15/14	101,764
110,000	Pfizer, Inc., 5.35%, 3/15/15	117,153
		562,105
Gas & Gas Transmission - 0.68%
100,000	KN Energy, Inc. Senior Debentures, 7.25%, 3/1/28	100,000

Industrial Goods - 3.04%
75,000	Cummins Engine Company, Inc. Debentures, 6.75%, 2/15/27	87,910
206,000	General Electric Co., 5.25%, 12/6/17	235,615
115,000	Johnson Controls, Inc., 7.70%, 3/1/15	124,317
		447,842
Media & Entertainment - 3.57%
186,000	Liberty Interactive, Corp., 8.25%, 2/1/30	198,090
165,000	News America Holdings, Inc., 7.75%, 2/1/24	195,841
110,000	Washington Post Co., 7.25%, 2/1/19	132,023
		525,954
Metal & Mining - 3.46%
90,000	ArcelorMittal, 3.75%, 8/5/15	92,925
165,000	BHP Finance USA, 5.50%, 4/1/14	168,514
100,000	Nucor Corp., 5.75%, 12/1/17	114,127
125,000	U.S. Steel Corp., 7.00%, 2/1/18	135,000
		510,566
Miscellaneous Consumer Goods & Services - 0.72%
100,000	Pactiv LLC Debentures, 8.125%, 6/15/17	106,000

Motor Vehicle Parts & Accessories - 2.46%
180,000	Dana Holdings Corp., 6.50%, 2/15/19	192,600
160,000	Lear Corp., 7.875%, 3/15/18	169,600
		362,200
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.76%
150,000	Albemarle Corp., 5.10%, 2/1/15	157,461
100,000	Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	102,459
		259,920
Retail Stores - 3.56%
70,000	Auto Zone, Inc., 6.95%, 6/15/16	79,894
160,000	Costco Wholesale Corp., 1.125%, 12/15/17	158,305
180,000	Hanesbrands, Inc., 6.375%, 12/15/2020	195,300
90,000	Staples, Inc., 9.75%, 1/15/14	91,588
		525,087
Semi-Conductors & Related Devices - 0.71%
100,000	Texas Instruments, Inc., 2.375%, 5/16/16	104,075

Telephones & Communications - 2.14%
150,000	Anixter, Inc., 5.95%, 3/1/15	158,625
150,000	CenturyLink, Inc., 5.00%, 2/15/15	156,375
		315,000
Technology - 2.78%
145,000	Cisco Systems, Inc., 5.50%, 2/22/16	160,845
225,000	Seagate HDD Cayman, 7.75%, 12/15/18	249,188
		410,033

TOTAL FOR CORPORATE BONDS (Cost $8,492,964) - 61.18%		$ 9,014,988

CONVERTIBLE BONDS (a) - 1.02%
150,000	General Cable Corp., 0.875%, 11/15/13	$ 150,000

TOTAL FOR CONVERTIBLE BONDS (Cost $149,799) - 1.02%		$ 150,000

PREFERRED STOCKS - 0.58%
3,000	CHS, Inc. 7.875%, 12/31/49 *	$ 85,830

TOTAL FOR PREFERRED STOCKS (Cost $75,000) - 0.58%		$ 85,830

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 8.96%
300,000	U.S. Treasury Notes, 2.625%, 12/31/14	308,519
1,000,000	U.S. Treasury Notes, 2.25%, 5/31/14	1,012,344

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $1,319,592) - 8.96%		$ 1,320,863

SHORT TERM INVESTMENTS - 27.46%
4,046,896	Invesco Short Term Investment Treasury Fund 0.02% **	4,046,896

TOTAL FOR SHORT TERM INVESTMENTS (Cost $4,046,896) - 27.46%		$ 4,046,896

TOTAL INVESTMENTS (Cost $14,084,251) - 99.20%		$ 14,618,577

OTHER ASSETS LESS LIABILITIES - 0.80%		118,182

NET ASSETS - 100.00%		$ 14,736,759

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Notes 2 and 3 of the accompanying notes to the financial statements for additional information.

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2013.
The accompanying notes are an integral part of these financial statements.

Croft Funds Corporation
Statements of Assets and Liabilities
October 31, 2013 (Unaudited)

Assets:	Value Fund	Income Fund
Investments in Securities, at Fair Value
(Cost $102,840,211 and $14,084,251, respectively)	$ 157,169,406	$ 14,618,577
Cash	7,500	-
Receivable for Fund Shares Sold	320,091	-
Receivable for Securities Sold	34,173	-
Dividends and Interest Receivable	167,357	133,565
Prepaid Expenses	41,773	8,180
Total Assets	157,740,300	14,760,322
Liabilities:
Payables:
Accrued Management Fees	127,244	2,780
Distribution Fees Payable to the Advisor	29,818	3,124
Fund Shares Redeemed	352,527	310
Securities Purchased	338,991	-
Distributions Payable	-	4,159
Other Accrued Expenses	25,029	13,190
Total Liabilities	873,609	23,563
Net Assets	$ 156,866,691	$ 14,736,759

Net Assets Consist of:
Paid In Capital	$ 61,025,846	$ 14,438,467
Accumulated Undistributed Net Investment Income	1,441,898	23,065
Accumulated Realized Gain (Loss) on Investments	40,069,752	(259,099)
Unrealized Appreciation in Value of Investments	54,329,195	534,326
Net Assets (30,000,000 shares authorized, $0.001 par value for the Croft
Funds Corporation, which includes the Value Fund and the
Income Fund), for 5,385,287 and 1,488,773 Shares Outstanding.	$ 156,866,691	$ 14,736,759

Class C Shares:
Net Assets		$ 14,736,759
Shares outstanding		1,488,773
Net asset value, offering price, and redemption price per share		$ 9.90

Short-term Redemption Price Per Share ($9.90 x 0.98) *		$ 9.70

Class I Shares:
Net Assets	$ 19,464,625
Shares outstanding	663,148
Net asset value, offering price, and redemption price per share	$ 29.35

Short-term Redemption Price Per Share ($29.35 x 0.98) *	$ 28.76

Class R Shares:
Net Assets	$ 137,402,066
Shares outstanding	4,722,139
Net asset value, offering price, and redemption price per share	$ 29.10

Short-term Redemption Price Per Share ($29.10 x 0.98) *	$ 28.52

* The Funds will deduct a 2% redemption fee from redemption proceeds if you purchase shares and then redeem those shares within 30 days.

The accompanying notes are an integral part of these financial statements.

Croft Funds Corporation
Statements of Operations
For the six months ended October 31, 2013 (Unaudited)

	Value Fund	Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $33,255 and $0, respectively)	$ 1,963,917	$ -
Interest	600	230,786
Total Investment Income	1,964,517	230,786

Expenses:
Advisory Fees	1,049,265	61,271
Distribution Fees (Value Fund - Class R)	262,864	19,390
Transfer Agent and Fund Accounting Fees	38,867	16,713
Custody Fees	21,824	1,854
Registration Fees	28,246	6,656
Audit Fees	13,094	4,684
Insurance Fees	14,047	1,462
Legal Fees	12,481	1,105
Miscellaneous Fees	625	350
Printing and Mailing Fees	13,307	290
Director Fees	3,781	3,781
Total Expenses	1,458,401	117,556
Fees Waived by the Advisor	-	(32,242)
Net Expenses	1,458,401	85,314

Net Investment Income	506,116	145,472

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	40,211,682	3,896
Realized Capital Gains from Registered Investment Companies	165,941	-
Net Change in Unrealized Depreciation on Investments	(20,992,369)	(180,162)
Net Realized and Unrealized Gain/(Loss) on Investments	19,385,254	(176,266)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$ 19,891,370	$ (30,794)

The accompanying notes are an integral part of these financial statements.

Croft Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	10/31/2013	4/30/2013
Increase/(Decrease) in Net Assets From Operations:
Net Investment Income	$ 506,116	$ 2,234,922
Net Realized Gain on Investments	40,377,623	967,501
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(20,992,369)	30,431,832
Net Increase in Net Assets Resulting from Operations	19,891,370	33,634,255

Distributions to Shareholders from:
Net Investment Income:
Class I	-	(49,748)
Class R	-	(2,210,332)
Net Change in Net Assets from Distributions	-	(2,260,080)

Capital Share Transactions:
Proceeds from Sale of Shares
Class I	7,845,198	2,017,334
Class R	46,133,496	50,134,593
Proceeds from Shares Issued/(Redeemed) from Transfers In-Kind
Class I	683,486	7,158,876
Class R	(683,486)	(7,158,876)
Proceeds from Reinvestment of Dividends
Class I	-	49,748
Class R	-	2,195,704
Cost of Shares Redeemed
Class I	(188,685)	(568,077)
Class R	(208,469,066)	(132,519,749)
Net Decrease from Shareholder Activity	(154,679,057)	(78,690,447)

Net Assets:
Net Decrease in Net Assets	(134,787,687)	(47,316,272)
Beginning of Period	291,654,378	338,970,650
End of Period (Including Accumulated Undistributed Net
Investment Income of $1,441,898 and $935,782, respectively)	$ 156,866,691	$ 291,654,378

Share Transactions:
Shares Sold
Class I	278,786	81,582
Class R	1,643,777	2,035,118
Shares Issued/(Redeemed) from Transfers In-Kind
Class I	23,770	306,510
Class R	(23,979)	(306,510)
Shares Issued on Reinvestment of Dividends
Class I	-	2,027
Class R	-	89,804
Shares Redeemed
Class I	(7,038)	(22,488)
Class R	(7,437,136)	(5,344,139)
Net Decrease in Shares	(5,521,820)	(3,158,096)
Outstanding at Beginning of Period	10,907,107	14,065,203
Outstanding at End of Period	5,385,287	10,907,107

The accompanying notes are an integral part of these financial statements.

Croft Income Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	10/31/2013	4/30/2013
Increase/(Decrease) in Net Assets From Operations:
Net Investment Income	$ 145,472	$ 400,824
Realized Gain on Investments	3,896	356,768
Realized Capital Gains from Registered Investment Companies	-	4,601
Net Change in Unrealized Depreciation on Investments	(180,162)	(355,300)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(30,794)	406,893

Distributions to Shareholders:
Net Investment Income	(146,992)	(403,285)
Net Change in Net Assets from Distributions	(146,992)	(403,285)

Capital Share Transactions:
Proceeds from Sale of Shares	536,807	5,876,504
Shares Issued on Reinvestment of Dividends	138,419	375,173
Cost of Shares Redeemed	(2,417,542)	(4,618,130)
Net Increase/(Decrease) from Shareholder Activity	(1,742,316)	1,633,547

Net Assets:
Net Increase/(Decrease) in Net Assets	(1,920,102)	1,637,155
Beginning of Period	16,656,861	15,019,706
End of Period (Including Accumulated Undistributed Net
Investment Income of $23,065 and $24,585, respectively)	$ 14,736,759	$ 16,656,861

Share Transactions:
Shares Sold	54,030	585,350
Shares Issued on Reinvestment of Dividends	13,996	37,467
Shares Redeemed	(244,311)	(459,446)
Net Increase/(Decrease) in Shares	(176,285)	163,371
Outstanding at Beginning of Period	1,665,058	1,501,687
Outstanding at End of Period	1,488,773	1,665,058

The accompanying notes are an integral part of these financial statements.

Croft Value Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six		Period
	Months Ended		Ended
	10/31/2013		4/30/2013 †

Net Asset Value, at Beginning of Period	$ 26.93		$ 23.35

Income From Investment Operations:
Net Investment Income *	0.09		0.19
Net Gain on Securities (Realized and Unrealized)	2.33		3.52
Total from Investment Operations	2.42		3.71

Distributions:
Net Investment Income	-		(0.13)
Realized Gains	-		-
Total from Distributions	-		(0.13)

Net Asset Value, at End of Period	$ 29.35		$ 26.93

Total Return **	8.99%	****	15.96%	****

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 19,465		$ 9,900
Before Waivers
Ratio of Expenses to Average Net Assets ***	1.09%		1.04%
Ratio of Net Investment Income to Average Net Assets ***	0.61%		0.99%
After Waivers
Ratio of Expenses to Average Net Assets ***	1.09%		1.04%
Ratio of Net Investment Income to Average Net Assets ***	0.61%		0.99%
Portfolio Turnover	9.66%	****	12.82%	****

† For the period August 1, 2012 (commencement of investment operations) through April 30, 2013.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

***Annualized for period less than one year.
**** Not Annualized
The accompanying notes are an integral part of these financial statements.

Croft Value Fund - Class R
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six
	Months Ended		Years Ended
	10/31/2013		4/30/2013		4/30/2012		4/30/2011		4/30/2010		4/30/2009

Net Asset Value, at Beginning of Period	$ 26.73		$ 24.10		$ 25.62		$ 21.87		$ 15.35		$ 25.17

Income (Loss) From Investment Operations:
Net Investment Income *	0.06		0.18		0.09		0.64		-	**	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	2.31		2.65		(1.49)		3.69		6.54		(9.72)
Total from Investment Operations	2.37		2.83		(1.40)		4.33		6.54		(9.66)

Distributions:
Net Investment Income	-		(0.20)		(0.12)		(0.58)		(0.02)		(0.06)
Realized Gains	-		-		-		-		-		(0.10)
Total from Distributions	-		(0.20)		(0.12)		(0.58)		(0.02)		(0.16)

Proceeds from Redemption Fees	-	**	-	**	-	**	-	**	-	**	-	**

Net Asset Value, at End of Period	$ 29.10		$ 26.73		$ 24.10		$ 25.62		$ 21.87		$ 15.35

Total Return ***	8.87%		11.82%		(5.42)%		20.04%		42.63%		(38.35)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 137,402		$ 281,754		$ 338,971		$ 438,815		$ 313,287		$ 69,417
Before Waivers
Ratio of Expenses to Average Net Assets ****	1.32%		1.30%		1.28%		1.28%		1.32%		1.46%
Ratio of Net Investment Income to Average Net Assets ****	0.45%		0.72%		0.42%		2.88%		0.02%		0.33%
After Waivers
Ratio of Expenses to Average Net Assets ****	1.32%		1.30%		1.28%		1.28%		1.32%		1.46%
Ratio of Net Investment Income to Average Net Assets ****	0.45%		0.72%		0.42%		2.88%		0.02%		0.33%
Portfolio Turnover	9.66%		12.82%		17.17%		19.97%		10.72%		15.49%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
****Annualized for period less than one year.
The accompanying notes are an integral part of these financial statements.

Croft Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six
	Months Ended	Years Ended
	10/31/2013	4/30/2013		4/30/2012	4/30/2011	4/30/2010		4/30/2009

Net Asset Value, at Beginning of Period	$ 10.00	$ 10.00		$ 9.99	$ 9.87	$ 8.98		$ 9.73

Income (Loss) From Investment Operations:
Net Investment Income *	0.09	0.25		0.31	0.38	0.39		0.41
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.09)	0.00	**	0.01	0.12	0.89		(0.76)
Total from Investment Operations	0.00	0.25		0.32	0.50	1.28		(0.35)

Distributions:
Net Investment Income	(0.10)	(0.25)		(0.31)	(0.38)	(0.39)		(0.40)
Realized Gains	-	-		-	-	-		-
Total from Distributions	(0.10)	(0.25)		(0.31)	(0.38)	(0.39)		(0.40)

Proceeds from Redemption Fees	-	-	**	-	-	-	**	-

Net Asset Value, at End of Period	$ 9.90	$ 10.00		$ 10.00	$ 9.99	$ 9.87		$ 8.98

Total Return ***	0.00%	2.56%		3.29%	5.16%	14.39%		(3.58)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 14,737	$ 16,657		$ 15,020	$ 14,052	$ 15,005		$ 10,595
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.52%	1.52%		1.56%	1.74%	1.94%		2.04%
Ratio of Net Investment Income to Average Net Assets	1.46%	2.09%		2.67%	3.12%	3.24%		3.50%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.10%	1.10%		1.10%	1.10%	1.10%		1.10%
Ratio of Net Investment Income to Average Net Assets	1.88%	2.51%		3.13%	3.76%	4.09%		4.43%
Portfolio Turnover	3.53%	26.38%		26.02%	16.21%	12.73%		16.70%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2013

Note 1. Organization

The Croft Value Fund (the “Value Fund”) and the Croft Income Fund (the “Income Fund” and together with the Value Fund, the “Funds”) were organized as managed portfolios of the Croft Funds Corporation (the “Corporation”) under the laws of the State of Maryland pursuant to Articles of Incorporation dated July 20, 1994, and are registered under the Investment Company Act of 1940, as amended (“the Act”), as diversified, open-end investment companies. The Funds commenced operations on May 4, 1995.  The Board of Directors has authorized two classes of shares for the Value Fund: Class R shares and Class I shares and each class is subject to different expenses. The Value Fund’s investment objective is growth of capital.  It invests primarily in common stocks of companies believed by Croft-Leominster, Inc. (the “Advisor”) to be undervalued and have good prospects for capital appreciation.  The Income Fund’s investment objective is to achieve a high level of current income with moderate risk to principal. The Advisor seeks to achieve this by investing primarily in a diversified portfolio of U.S. traded investment grade fixed-income securities.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required. Federal income tax loss carryforwards generated in prior years will be used to offset a portion of current year’s net realized gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the six months ended October 31, 2013, management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Funds’ 2013 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. As of and during the six months ended October 31, 2013, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Funds record security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.  Expenses incurred by the Corporation that do not relate to a specific Fund or class of the Corporation is allocated in accordance to the Corporation’s expense policy.  Class specific expenses are borne by each class.  Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

Note 3. Security Valuations – As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 within the fair value hierarchy.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs and closed end mutual funds) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as Level 1 within the fair value hierarchy. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as Level 2 within the fair value hierarchy. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Directors and are categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Money market mutual funds, are generally priced at the ending NAV provided by the service agent of the money market funds. These securities will be classified as Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities such as corporate bonds, municipal bonds, convertible bonds and U.S. government agencies and obligations when valued using market quotations in an active market, will be categorized as Level 1 within the fair value hierarchy.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 within the fair value hierarchy.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Directors.  These securities will be categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using amortized cost which approximates fair value and would be categorized in Level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of October 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$146,272,501	$ 0	$ 0	$146,272,501
Real Estate Investment Trust	1,735,543	0	0	1,735,543
Short-Term Investments	9,161,362	0	0	9,161,362
Total	$157,169,406	$ 0	$ 0	$157,169,406

The following table summarizes the inputs used to value the Income Fund’s investments measured at fair value as of October 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ 0	$ 9,014,988	$ 0	$ 9,014,988
Convertible Bonds	0	150,000	0	150,000
Preferred Stock	85,830	0	0	85,830
U.S. Government Agencies & Obligations	1,320,863	0	0	1,320,863
Short-Term Investments	4,046,896	0	0	4,046,896
Total	$5,453,589	$ 9,164,988	$ 0	$14,618,577

Neither Fund held any Level 3 assets (those valued using significant unobservable inputs) at any time during the six months ended October 31, 2013. Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

The Funds did not hold any derivative instruments at any time during the six months ended October 31, 2013. For more detail on the industry classification of investments, please refer to each Fund’s Schedule of Investments. The Value Fund and Income Fund had no transfers between Level 1 and Level 2 during the six months ended October 31, 2013.  The Funds consider transfers into and out of Level 1 and Level 2 as of the end of the reporting period.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

The Funds retain the Advisor as their investment advisor.  Under the terms of the management agreement, subject to such policies as the Board of Directors of the Corporation may determine, the Advisor, at its expense, will continuously furnish an investment program for the Funds, will make investment decisions on behalf of the Funds, and place all orders for the purchase and sale of portfolio securities subject to applicable investment objectives, policies and restrictions. Pursuant to the management agreement and subject to the general oversight of the Board of Directors, the Advisor also manages, supervises and conducts the other affairs and business of the Funds, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Funds.  For the Advisor’s services, the Funds pay a fee, computed daily and payable monthly at the annual rate of 0.94% of the Value Fund’s average daily net assets and at the annual rate of 0.79% of the Income Fund’s average daily net assets.

For the six months ended October 31, 2013, the Advisor earned fees from the Value Fund of $1,049,265. The Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Value Fund’s - Class R shares through August 31, 2014 to limit the overall expense ratio to 1.47% (excluding brokerage, commissions, underlying fund fees and expenses and extraordinary expenses) of the Value Fund’s – Class R shares average net assets.  The Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Value Fund’s – Class I shares through August 31, 2014 to limit the overall expense ratio to 1.22% (excluding brokerage commissions, underlying fund fees and expenses, or extraordinary expenses) of the Value Fund’s – Class I average net assets through August 31, 2014.

For the six months ended October 31, 2013, the Advisor earned fees from the Income Fund of $61,271.  For the period May 1, 2012 through August 31, 2014, the Advisor has contractually agreed to waive management fees and/or reimburse expenses to limit the overall expense ratio to 1.10% (excluding brokerage, commissions, underlying fund fees and expenses and extraordinary expenses) of the Income Fund’s average net assets.  The Advisor waived management fees in the amount of $32,242 for the six months ended October 31, 2013.

Pursuant to a plan of distribution, the Value Fund – Class R and the Income Fund may pay a distribution fee of up to 0.25% of the average daily net assets to broker-dealers for distribution assistance and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance.  For the six months ended October 31, 2013, the Value Fund – Class R and the Income Fund incurred distribution fees of $262,864 and $19,390, respectively.

Directors and certain officers of the Corporation are also officers and owners of the Advisor. Each “non-interested” Director is entitled to receive an annual fee of $5,000 plus expenses for services related to the Corporation. The expense is allocated equally between the Funds.

Note 5. Capital Share Transactions

At October 31, 2013, there were 30,000,000, $0.001 par value shares of capital stock authorized for the Croft Funds Corporation (which includes the Value Fund and the Income Fund), and paid in capital amounted to $61,025,846 for the Value Fund and $14,438,467 for the Income Fund.

The Funds’ will deduct a 2% redemption fee from redemption proceeds if shares are purchased and then redeemed within 30 days.  For the six months ended October 31, 2013, the Value Fund – Class R collected $4,143 in redemption fees.  For the six months ended October 31, 2013, the Value Fund – Class I and the Income Fund did not collect any redemption fees.

Note 6. Investments

Value Fund

For the six months ended October 31, 2013, the cost of purchases and the proceeds from sales, other than U.S. Government Securities and short-term securities, aggregated $20,340,813 and $173,306,211, respectively. For the six months ended October 31, 2013, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $0 and $0, respectively. For federal income tax purposes, as of October 31, 2013, the gross unrealized appreciation for all securities totaled $54,605,019 and the gross unrealized depreciation for all securities totaled $275,824, for a net unrealized appreciation of $54,329,195.  The aggregate cost of securities for federal income tax purposes at October 31, 2013, was $102,840,211.

Income Fund

For the six months ended October 31, 2013, the cost of purchases and the proceeds from the sales, other than U.S. Government securities and short-term securities, aggregated $75,000 and $967,948, respectively.  For the six months ended October 31, 2013, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $308,766 and $1,000,000, respectively.  For federal income tax purposes, as of October 31, 2013, the gross unrealized appreciation for all securities totaled $550,226 and the gross unrealized depreciation for all securities totaled $15,900, for a net unrealized appreciation of $534,326.  The aggregate cost of securities for federal income tax purposes at October 31, 2013, was $14,084,251.

Note 7. Distributions to Shareholders

Value Fund

The Value Fund makes distributions annually. During the six months ended October 31, 2013, the Value Fund Class I and Class R did not pay a distribution. During the year ended April 30, 2013, distributions of $0.13 per share, or $49,748 in the aggregate, were declared and paid from net investment income for Class I. During the year ended April 30, 2013, distributions of $0.20 per share, or $2,210,332 in the aggregate, were declared and paid from net investment income for Class R.

The tax character of distributions paid during the six months ended October 31, 2013 and fiscal year ended April 30, 2013 was as follows:

	Six months ended	Fiscal year ended
Distributions paid from:	10/31/2013	4/30/2013
Ordinary Income	$ 0	$2,260,080
	$ 0	$2,260,080

As of the fiscal year ended April 30, 2013, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income                      $      935,782

Capital Loss Carryforward                                   (180,467)

Unrealized Appreciation/(Depreciation)             75,194,160

                                                                      $75,949,475

The difference between book and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses from wash sales.

Income Fund

The Income Fund makes quarterly income distributions. During the six months ended October 31, 2013, distributions of $0.10 per share, or $146,992 in aggregate, were declared and paid from net investment income. During the year ended April 30, 2013, distributions of $0.25 per share, or $403,285 in the aggregate, were declared and paid from net investment income.

The tax character of distributions paid during the six months ended October 31, 2013 and fiscal year ended April 30, 2013 was as follows:

	Six months ended	Fiscal year ended
Distributions paid from:	10/31/2013	4/30/2013
Ordinary Income	$146,992	$403,285
	$146,992	$403,285

As of the fiscal year ended April 30, 2013, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income                     $      24,585

Capital Loss Carryforward                               (262,995)

Unrealized Appreciation/(Depreciation)              716,755

                                                                   $    478,345

The difference between book and tax-basis unrealized appreciation (depreciation) is attributable to the difference in original cost and fair value of securities at the time of conversion from a partnership to a regulated investment company on May 4, 1995.

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act. As of October 31, 2013, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 49% of the voting securities of the Value Fund and may be deemed to control the Value Fund.  As of October 31, 2013, SEI Private Trust Company held in omnibus accounts for the benefit of others approximately 29% of the voting securities of the Income Fund and may be deemed to control the Income Fund.

Note 9. Capital Loss Carryforwards

As of the fiscal year ended April 30, 2013, the Income Fund had available for federal tax purposes an unused capital loss carryforward of $262,995 which expires in 2018.  As of the fiscal year ended April 30, 2013, the Value Fund had available for federal income tax purposes an unused capital loss carryforward of $180,467, which expires in 2018.  Any losses incurred during future taxable years will be required to be utilized prior to the losses incurred in prior years.  To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.  Capital loss carryforwards utilized in the fiscal year ended April 30, 2013 for the Value Fund and Income Fund amounted to $941,014 and $355,847, respectively.

Note 10. Loan Agreement

The Funds may, from time to time, participate in a program offered by Reflow, LLC (“Reflow”) which provides an alternative source of capital available to the Funds to satisfy some or all of their redemption requests at a 25 basis point daily fee of the outstanding loan balance. The Value Fund’s maximum borrowed was $33,360,764, with an average borrowing of $181,309, during the six months ended October 31, 2013. Reflow shall not purchase more than the lesser of (a) 3% of the outstanding voting shares of the Fund or (b) the number of shares that can be purchased subject to the capital or other limits announced from time to time by Reflow. Fees associated with the loan agreement amounted to $76,059 for the Value Fund. The Income Fund had no borrowings during the six months ended October 31, 2013. As of October 31, 2013, the Value Fund and the Income Fund had no borrowings outstanding.

Note 11. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Funds’ financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Funds’ financial statements.

Croft Funds Corporation
Expense Illustration
October 31, 2013 (Unaudited)

Expense Example

As a shareholder of the Croft Funds, you incur two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution and /or Service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2013 through October 31, 2013.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Value Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2013	October 31, 2013	May 1, 2013 to October 31, 2013

Actual	$1,000.00	$1,089.86	$5.74
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.71	$5.55

* Expenses are equal to the Value Fund's annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		Value Fund - Class R
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2013	October 31, 2013	May 1, 2013 to October 31, 2013

Actual	$1,000.00	$1,088.66	$6.95
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.55	$6.72

* Expenses are equal to the Value Fund's annualized expense ratio of 1.32%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2013	October 31, 2013	May 1, 2013 to October 31, 2013

Actual	$1,000.00	$999.96	$5.55
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.66	$5.60

* Expenses are equal to the Income Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CROFT FUNDS CORPORATION

DIRECTORS AND OFFICERS

OCTOBER 31, 2013 (UNAUDITED)

Information about Directors who are “interested persons” of the Corporation as defined under the 1940 Act, and each officer of the Corporation, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Year of Birth	Principal Occupation(s) During last five years and Position held with Corporation	Number of Portfolios overseen by Director	Other Directorships held by Director or Officer during last five years	Length of Time Served
Kent G. Croft[2] Year of Birth: 1963	Director, President, CCO, and Secretary of the Corporation. President, Croft-Leominster, Inc. since 1989.	2	None	17 years
Phillip Vong Year of Birth: 1975	Assistant Vice President, Treasurer and Chief Financial Officer of the Corporation. Employee of Croft-Leominster, Inc. since 1997.	N/A	None	8 years
George Russell Croft[2] Year of Birth: 1973	Director and Vice President of the Corporation, Vice President of Croft Leominster, Inc. since 2001.	2	None	5 years as Vice President; 2 year as Director

1 The mailing address of each officer and Director is: c/o Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202.

Kent G. Croft and Russell G. Croft are “interested persons” of the Corporation because they are a director and/or officers of the Corporation.  In addition, they may be deemed to be “interested persons” of the Corporation because they are officers of the Fund’s adviser.

Information about Directors who are not “interested persons” of the Corporation as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Year of Birth	Principal Occupation(s) During last five years and Position held with Corporation	Number of Portfolios overseen by Director	Other Directorships held by Director or Officer during last five years	Length of Time Served
Benjamin R. Civiletti Year of Birth: 1935	Director of the Corporation. Past Chairman and Partner, Venable LLP (law firm) (2006-2009); Attorney at Venable (2010 to present).	2	None	Since August 2010
Steven Tamasi Year of Birth: 1963	Director of the Corporation. Chief Executive Officer of Boston Centerless, Inc. (supplier of precision ground bar materials and grinding services) since 1998.	2	None	Since August 2010
Charles Jay McLaughlin Year of Birth: 1962	Director of the Corporation. President, Orion Safety Products as of January 1999.	2	None	13 years

1 The mailing address of each Director is: c/o Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202.

CROFT FUNDS CORPORATION

ADDITIONAL INFORMATION

OCTOBER 31, 2013 (UNAUDITED)

Advisory Agreement Renewal

At a regular meeting held on June 27, 2013, the Board approved the renewal of the Management Agreement.  The Board reviewed written materials from Croft-Leominster (the “Report”) that had been requested on their behalf by Fund counsel and included in the Board meeting materials.  As for the investment performance of the Funds, the Directors reviewed information provided in the Report regarding each Fund’s performance for various periods since inception, as compared to an appropriate index and Morningstar category.  The Board also reviewed the performance of the Value Fund and the Income Fund as compared to a peer group.  With respect to the Income Fund, the Manager manages no other pooled vehicle with the same mandate as the Income Fund.  However, with respect to the Value Fund, one year, three year, five year, ten year and since inception performance information for the Manager’s separate account composite was provided.  The Manager provided performance and expense data for a peer group of similar mutual funds, noting that the funds selected are of similar size and strategy.  The Directors agreed that the Income Fund’s recent performance was acceptable due to the manager’s defensive approach, which is consistent with the Fund’s mandate, and that long term performance was very good.  Further, the Directors agreed that they continue to have confidence in the Manger’s value philosophy and were pleased with the Fund’s long term performance.   It was the consensus of the Directors that the Manager had performed well in the area of portfolio management relative to each Fund’s respective peer group and index.

With respect to the services provided by the Manager, in addition to the information provided in the Report, the Directors reviewed the Form ADV and discussed fees charged by the Manager to its other clients for the value strategy.  The Directors reviewed the fees charged by the Manager for each Fund, as compared to a peer group of other mutual funds, and discussed the reasonableness of the Manager’s fees.  They noted that the Income Fund fee is higher than the peer group, however, they further noted that the Manager continues to waive most of the management fee for the Income Fund and agreed that the total expense ratio was reasonable in light of the size of the Income Fund.   They discussed the average fees charged in the respective Morningstar categories (0.60% for the large cap category and 0.58% in the multi-sector bond category).  The contractual fee cap agreement was reviewed and noted that the current fee cap of 1.47% for the Value Fund class R, 1.22% for the Value Fund class I and 1.10% for the Income Fund (discussed and approved at this Meeting) will be extended through August 30, 2014.    The Directors concluded that the fees paid pursuant to the Management Agreement were reasonable based on the overall quality of service and the level or research conducted by the Manager.  They agreed that the total expenses were marginally higher, but reasonable based on the size of the Funds.

As to the Manager’s profitability, the Directors reviewed the information in the Report regarding profitability, including the Manager’s estimated profitability analysis on a per fund basis.  The Directors noted that the Manager had not yet realized a profit from managing the Income Fund. The Directors concluded that the Manager’s total estimated profits, before distribution expenses, were reasonable.  With respect to economies of scale, the Board noted that, with respect to the Income Fund, the Manager had not yet realized economies of scale, and was in fact subsidizing the operations of the Income Fund. With respect to the Value Fund, the Board noted that the Manager had subsidized the Value Fund for several years, and based on this and other considerations, it did not appear that the profit to the Manager was excessive.

As to the nature, extent and quality of the services provided by the Manager, the Directors reviewed information provided in the Report regarding the Manager’s business operations and personnel.  The Directors also reviewed certifications from the Manager regarding compliance with the Manager’s code of ethics.  The Report requested information regarding recent regulatory action or outstanding litigation, of which the Directors noted there were none.  The Directors then discussed the quality and experience of the Manager’s investment personnel, and discussed the Manager’s financial condition.  The Directors acknowledged that the consistency of personnel and the strong culture of compliance were positive attributes of the Manager.  They agreed that the portfolio managers are personally vested in the success of the Funds, which is beneficial to shareholders.  The Directors then discussed the terms of the Management Agreement, and concluded that the nature and extent of services required of the Manager were reasonable and consistent with the Board’s expectations. The Directors concluded that the Manager has provided high quality advisory services to the Funds.

The Board then discussed various criteria in evaluating the Manager, including performance, fees, service, the lack of excessive profitability, and the opportunities for economies of scale.  Having come to the conclusion that the Manager compared favorably based on all five criteria, the agreement was approved for another year.

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 746-3322 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on July 31 and January 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-746-3322.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-746-3322.

 1-800-746-3322

This report is provided for the general information of the shareholders of the Croft Value Fund and Croft Income Fund. This report is not intended for distribution to prospective investors in these Funds, unless preceded or accompanied by an effective Prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft, CEO

*Kent Croft CEO

Date January 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Kent Croft, CEO

*Kent Croft CEO

Date January 7, 2014

By Phillip Vong, Treasurer

*Phillip Vong, Treasurer

Date January 7, 2014

* Print the name and title of each signing officer under his or her signature.